Schedule of Share-based Compensation, Stock Options, Activity (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 47,125
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2		10.00
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3		$ 39,250
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4		20.00
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5		17.60
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6		$ (11,250)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7		20.00
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8		$ 75,125
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9		13.60
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10		$ (7,125)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11		10.00
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12		$ 1,726,875
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13		5.20
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14		8.40
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15		$ 1,794,875
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16		5.60
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17		8.40
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18		$ 346,563
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19		6.80
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20		$ 56,155
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21		15.20
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 75,125
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	13.60
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	$ (7,125)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	10.00
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	$ 1,726,875
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	5.20
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	8.40
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 1,794,875
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	5.48
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	8.40
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	$ (9,375)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	23.33
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	$ (3,750)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	4.48
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 422,399
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	4.48
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	4.16
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 2,204,149
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	5.22
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 1,113,471
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	5.49
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 346,563
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	6.80